UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-3275

                       SMITH BARNEY INVESTMENT FUNDS INC.
               (Exact name of registrant as specified in charter)

                      125 Broad Street, New York, NY 10004
              (Address of principal executive offices) (Zip code)

                             Robert I. Frenkel, Esq.
                        Smith Barney Fund Management LLC
                            300 First Stamford Place
                               Stamford, CT 06902
                    (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 451-2010

                     Date of fiscal year end: SEPTEMBER 30
                  Date of reporting period: SEPTEMBER 30, 2003

ITEM 1. REPORT TO STOCKHOLDERS.

         The ANNUAL Report to Stockholders is filed herewith.




                                  SMITH BARNEY
                              SMALL CAP GROWTH FUND

             STYLE PURE SERIES | ANNUAL REPORT | SEPTEMBER 30, 2003



                         Logo: Smith Barney Mutual Funds
                 Your Serious Money. Professionally Managed.(R)

                 Your Serious Money. Professionally Managed.(R)
         IS A REGISTERED SERVICE MARK OF CITIGROUP GLOBAL MARKETS INC.

             NOT FDIC INSURED o NOT BANK GUARANTEED o MAY LOSE VALUE

PHOTO OF: TIMOTHY WOODS

TIMOTHY WOODS
PORTFOLIO MANAGER

Style Pure Series

Annual Report o September 30, 2003

SMITH BARNEY
SMALL CAP GROWTH FUND

TIMOTHY WOODS, CFA

Timothy Woods, CFA has more than 21 years of securities business experience.

Education: BS in Accounting from Florida A&M, MBA in Finance from the University of Pennsylvania's Wharton School of Business.

FUND OBJECTIVE

The fund seeks long-term growth of capital. Under normal circumstances, the fund invests at least 80% of the value of its net assets, plus any borrowings for investment purposes, either in equity securities of high growth companies that possess a market capitalization within the market capitalization range of companies in the Russell 2000 Growth Index* at the time of the fund's investment or in other investments with similar economic characteristics.

FUND FACTS

FUND INCEPTION
--------------------------------------------------------------------------------
November 30, 1999

MANAGER INVESTMENT
INDUSTRY EXPERIENCE
--------------------------------------------------------------------------------
21 Years



* The Russell 2000 Growth Index measures the performance of those Russell 2000 Index companies with higher price-to-book ratios and higher forecasted growth values. Please note that an investor cannot invest directly in an index.



WHAT'S INSIDE

LETTER FROM THE CHAIRMAN ..................................................  1
MANAGER OVERVIEW ..........................................................  2
FUND PERFORMANCE ..........................................................  5
HISTORICAL PERFORMANCE ....................................................  6
SCHEDULE OF INVESTMENTS ...................................................  7
STATEMENT OF ASSETS AND LIABILITIES ....................................... 11
STATEMENT OF OPERATIONS ................................................... 12
STATEMENTS OF CHANGES IN NET ASSETS ....................................... 13
NOTES TO FINANCIAL STATEMENTS ............................................. 14
FINANCIAL HIGHLIGHTS ...................................................... 19
INDEPENDENT AUDITORS' REPORT .............................................. 22
ADDITIONAL INFORMATION .................................................... 23

                             LETTER FROM THE CHAIRMAN

PHOTO OF: R. JAY GERKEN, CFA

R. JAY GERKEN, CFA
Chairman, President and
Chief Executive Officer

DEAR SHAREHOLDER,

The philosopher Bertrand Russell famously remarked that, "Change is one thing, progress is another." You will notice in the following pages that we have begun to implement some changes to your shareholder report and we will be reflecting other changes in future reports. Our aim is to make meaningful improvements in reporting on the management of your fund and its performance, not just to enact change for change's sake. Please bear with us during this transition period.

We know that you have questions about fund managers' decisions and plans, and we want to be sure that you have easy access to the information you need. Keeping investors informed is, and always will be, one of my top priorities as Chairman of your fund. To that end, we encourage you to go to our website: www.smithbarneymutualfunds.com where you can find additional insight on your fund.

We invite you to read this report in full. Please take the opportunity to talk to your financial adviser about this report or any other questions or concerns you have about your fund and your financial future. As always, thank you for entrusting your assets to us. We look forward to helping you continue to meet your financial goals. Please read on to learn more about your fund's performance and the Manager's strategy.

Sincerely,

/s/ R. Jay Gerken, CFA

R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer

October 8, 2003



           1 SMITH BARNEY SMALL CAP GROWTH FUND | 2003 Annual Report

                                MANAGER OVERVIEW

PERFORMANCE REVIEW

For the 12 months ended September 30, 2003, Class A shares of the Smith Barney Small Cap Growth Fund, without sales charges, returned 32.32%. Lipper,(1) which categorizes funds according to each fund's portfolio at the time of analysis, included the fund in its mid-cap growth funds category. Based on this classification the fund's Class A shares outperformed the average of its Lipper peer group, which returned 27.72% for the 12 months ended September 30, 2003. However, the fund's Class A shares underperformed the fund's unmanaged benchmark, the Russell 2000 Growth Index,(i) which returned 41.72% for the same period.

A major factor in the fund's underperformance relative to its benchmark index was the fund's lower exposure to the smallest of the small cap stock universe, the so-called "micro caps." Stocks with market capitalizations of less than $250 million, which account for approximately 9% of the benchmark index, gained more than 88% over the last year as the equity markets rebounded and investors exhibited a growing appetite for microcap companies that may benefit from an improving economy. (Market capitalization is a measure of a company's size calculated by multiplying its share price by the number of outstanding shares.) Companies with market capitalizations between $250-$500 million, which account for an estimated 22% of the Index, returned 52% during this same period. The fund, by comparison, emphasized the larger end of the small cap universe, those stocks within the Russell 2000 Growth Index with market capitalizations of $1 billion or more, which gained 19% during the past year.(ii) The fund favors these somewhat "larger" small cap companies because the manager believes they offer greater liquidity than microcaps, are at the forefront of dynamic economic and demographic trends and still have attractive growth prospects over the long term.

OVERVIEW

The period began with an economy that was starting to show some signs of improvement, but was also dampened by the increasing likelihood of war. As the year progressed, a number of economic indicators such as Gross Domestic Product ("GDP") and the strength of corporate earnings grew more and more positive, aided by high levels of liquidity in the stock market, the Federal Reserve's continued policy bias towards lowering key interest rates, historically low interest rate levels and the impact of new Federal tax cuts. However, some lagging economic indicators, such as unemployment levels, did not register notable improvement over the course of the year. The geopolitical concerns that had dominated the headlines and made the economic outlook uncertain at the start of the period, especially the situation in Iraq, had greatly abated by the end of the period. With most major stock indices registering positive returns for the fourth quarter in a row, it began to appear as if the three-year bear market for stocks had truly come to a close and that a new business cycle had begun.

(1) Lipper is a major independent mutual-fund tracking organization. Returns are based on the 12-month period ended September 30, 2003, calculated among 497 funds in the mid-cap growth funds category with reinvestment of dividends and capital gains excluding sales charges.

            2 SMITH BARNEY SMALL CAP GROWTH FUND | 2003 Annual Report

In terms of the stock market, small cap stocks as a whole, as measured by the Russell 2000 Index(iii) which returned 36.50% for the period, outperformed large cap stocks as measured by the S&P 500 Index,(iv) which returned 24.37% for the same period. In a reversal of trends from the previous period, small cap growth stocks, as measured by the Russell 2000 Growth Index, which returned 41.72% for the period, outperformed small cap value stocks, as measured by the Russell 2000 Value Index,(v) which returned 31.66% for the same period.

CONTRIBUTORS TO PERFORMANCE

Fund holdings in the commercial services, consumer non-durable and financial sectors were the major contributors to the fund's positive performance for the period. Shares of GETTY IMAGES, INC., a commercial supplier of stock photographs and images, were a major contributor to positive performance. Getty Images' performance often is closely tied to that of its clients in the advertising industry, which experienced an improvement over the period as advertising spending by businesses increased.

In the retail sector, another positive contributor to fund performance was COACH, INC., a manufacturer of high-end and luxury leather goods. Coach has strong brand recognition and is perceived as a high quality product, which has kept consumer demand for its products relatively insulated from the fortunes of the economy at large.

In the consumer services sector, the fund tapped into what we see as a broad trend of adults seeking to further their careers or improve their employment prospects through education. Our play on this theme was an investment in CORINTHIAN COLLEGES, INC., a specialist in adult education. Shares of Corinthian Colleges were also positive contributors to fund performance for the period.

Other notable holdings that contributed to performance for the period include STATION CASINOS, INC., which operates gaming facilities in the local Las Vegas market, FOUNDRY NETWORKS, INC., a supplier of computer networking equipment and services, and a holding in the health technology sector, MARTEK BIOSCIENCES CORP., which produces additives for use in the production of infant formulas. Two holdings in the financial sector that were positive contributors to fund performance were DORAL FINANCIAL CORP., one of the largest financial companies in Puerto Rico, and FLAGSTAR BANCORP INC., a housing lender that was helped by the large volume of mortgage refinancing that occurred during the period.

As of the end of the period, with the exception of Flagstar Bancorp, the fund still held shares of all of the companies named as positive contributors to performance.

DETRACTORS FROM PERFORMANCE

While the fund's performance for the period was positive overall, there were some notable holdings that detracted from its performance. During the period, as the economic picture gradually brightened, investors generally moved away from those sectors traditionally considered defensive, such as health care. Additionally, the healthcare services sector, in which the fund held an overweight position at the start of the period, suffered disappointing stock performance with the concern that price increases in the managed care industry may be slowing. Fund holdings in two operators of health maintenance organization ("HMO") networks, COBALT CORP. and COVENTRY HEALTH CARE, INC., detracted from performance during the period. Two fund holdings in the for-profit hospital industry, LIFEPOINT HOSPITALS INC. and UNIVERSAL HEALTH SERVICES INC. also detracted from performance.

            3 SMITH BARNEY SMALL CAP GROWTH FUND | 2003 Annual Report

While some holdings in the retail sector, such as Coach, helped fund performance, two clothing retailers, AMERICAN EAGLE OUTFITTERS INC., which specializes in the highly competitive youth market, and JO-ANN STORES INC., were major detractors from fund performance during the period. As of the close of the period, with the exception of Coventry Health Care, the fund no longer holds shares of any of the companies named as detractors from performance.

Thank you for your investment in the Smith Barney Small Cap Growth Fund. We appreciate that you have entrusted us to manage your money and value our relationship with you.

Sincerely,

/s/ Timothy Woods, CFA

Timothy Woods, CFA
Vice President and Investment Officer

October 8, 2003


The information provided in this letter by the Investment Adviser is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

Portfolio holdings and breakdowns are as of September 30, 2003 and are subject to change. Please refer to pages 7 through 10 for a list and percentage breakdown of the fund's holdings.

(i) The Russell 2000 Growth Index measures the performance of those Russell 2000 Index companies with higher price-to-book ratios and higher forecasted growth values. Please note that an investor cannot invest directly in an index.

(ii) Source: Frank Russell Co.; FactSet Research Systems; Prudential Equity Group, Inc.

(iii)The Russell 2000 Index measures the performance of the 2000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. Please note that an investor cannot invest directly in an index.

(iv) The S&P 500 Index is a market capitalization-weighted index of 500 widely held common stocks. Please note that an investor cannot invest directly in an index.

(v) The Russell 2000 Value Index measures the performance of those Russell 2000 Index companies with lower price-to-book ratios and lower forecasted growth values. Please note that an investor cannot invest directly in an index.

            4 SMITH BARNEY SMALL CAP GROWTH FUND | 2003 Annual Report

AVERAGE ANNUAL TOTAL RETURNS+ (UNAUDITED)

                                                                      WITHOUT SALES CHARGES(1)
                                                 ------------------------------------------------------------------
                                                 CLASS 1       CLASS A        CLASS B        CLASS L       CLASS Y
===================================================================================================================
Twelve Months Ended 9/30/03                       31.71%         32.32%        31.27%         31.54%        33.13%
-------------------------------------------------------------------------------------------------------------------
Inception* through 9/30/03                       (19.42)         (6.72)        (7.41)         (7.21)       (18.44)
===================================================================================================================
                                                                        WITH SALES CHARGES(2)
                                                 ------------------------------------------------------------------
                                                 CLASS 1       CLASS A        CLASS B        CLASS L       CLASS Y
===================================================================================================================
Twelve Months Ended 9/30/03                       20.56%         25.65%        26.27%         29.15%        33.13%
-------------------------------------------------------------------------------------------------------------------
Inception* through 9/30/03                       (21.74)         (7.96)        (7.90)         (7.46)       (18.44)
===================================================================================================================

CUMULATIVE TOTAL RETURNS+ (UNAUDITED)
                                                                                   WITHOUT SALES CHARGES(1)
===================================================================================================================
Class 1 (Inception* through 9/30/03)                                                       (48.27)%
-------------------------------------------------------------------------------------------------------------------
Class A (Inception* through 9/30/03)                                                       (23.42)
-------------------------------------------------------------------------------------------------------------------
Class B (Inception* through 9/30/03)                                                       (25.57)
-------------------------------------------------------------------------------------------------------------------
Class L (Inception* through 9/30/03)                                                       (24.95)
-------------------------------------------------------------------------------------------------------------------
Class Y (Inception* through 9/30/03)                                                       (52.02)
===================================================================================================================

(1) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class 1, A, and L shares or the applicable contingent deferred sales charges ("CDSC") with respect to Class B and L shares.
(2) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value. In addition, Class 1, A, and L shares reflect the deduction of the maximum initial sales charges of 8.50%, 5.00% and 1.00%, respectively; Class B shares reflect the deduction of a 5.00% CDSC, which applies if shares are redeemed within one year from purchase payment. Thereafter, the CDSC declines by 1.00% per year until no CDSC is incurred. Class L shares also reflect the deduction of a 1.00% CDSC, which applies if shares are redeemed within one year from purchase payment.
 * Inception date for Class A, B and L shares is November 30, 1999. Inception dates for Class 1 and Y shares are September 11, 2000 and February 23, 2000, respectively.
 + The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.



            5 SMITH BARNEY SMALL CAP GROWTH FUND | 2003 Annual Report

HISTORICAL PERFORMANCE (UNAUDITED)

VALUE OF $10,000 INVESTED IN CLASS A, B AND L SHARES OF THE
SMITH BARNEY SMALL CAP GROWTH FUND VS. RUSSELL 2000 GROWTH INDEX+
--------------------------------------------------------------------------------
                         November 1999 -- September 2003

Line Chart:
  SMITH BARNEY           SMITH BARNEY          SMITH BARNEY
     SMALL CAP              SMALL CAP             SMALL CAP
 GROWTH FUND -          GROWTH FUND -          GROWTH FUND -        RUSSELL 2000
CLASS A SHARES         CLASS B SHARES         CLASS L SHARES        GROWTH INDEX
          9500                  10000                   9896               10000
         14292                  14948                  14801               11434
          6758                   7022                   6966                6565
          5498                   5670                   5646                5372
          7276                   7294                   7426                7614



+ Hypothetical illustration of $10,000 invested in Class A, B and L shares at inception on November 30, 1999, assuming deduction of the maximum 5.00% and 1.00% sales charges at the time of investment for Class A and L shares, respectively; and the deduction of the maximum 5.00% and 1.00% CDSC for Class B and L shares, respectively. It also assumes reinvestment of dividends and capital gains, if any, through September 30, 2003. The Russell 2000 Growth Index measures the performance of those Russell 2000 Index companies with higher price-to-book ratios and higher forecasted growth values. The Index is unmanaged and is not subject to the same management and trading expenses as a mutual fund. The performance of the Fund's other classes may be greater or less than the Class A, B and L shares' performance indicated on this chart, depending on whether greater or lesser sales charges and fees were incurred by shareholders investing in other classes. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

ALL FIGURES REPRESENT PAST PERFORMANCE AND ARE NOT A GUARANTEE OF FUTURE RESULTS. The performance data represents past performance including the investment return and principal value of an investment, which will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

            6 SMITH BARNEY SMALL CAP GROWTH FUND | 2003 Annual Report

 SCHEDULE OF INVESTMENTS                                                                                         SEPTEMBER 30, 2003

  SHARES                                                         SECURITY                                               VALUE
====================================================================================================================================
COMMON STOCK -- 95.9%
AIRLINES -- 1.4%
     78,200      JetBlue Airways Corp.*                                                                               $ 4,767,854
------------------------------------------------------------------------------------------------------------------------------------

AUTO COMPONENTS -- 1.1%
     71,700      Lear Corp.*                                                                                            3,774,288
------------------------------------------------------------------------------------------------------------------------------------

BANKS -- 2.9%
    181,300      BankUnited Financial Corp., Class A Shares*                                                            3,821,804
    169,300      Provident Financial Services, Inc.                                                                     3,243,788
     62,200      Westamerica Bancorp.                                                                                   2,764,790
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        9,830,382
------------------------------------------------------------------------------------------------------------------------------------

BEVERAGES -- 0.6%
     91,200      Cott Corp.*                                                                                            2,134,992
------------------------------------------------------------------------------------------------------------------------------------

BIOTECHNOLOGY -- 7.4%
    111,700      Amylin Pharmaceuticals, Inc.*                                                                          3,154,408
     57,000      Celgene Corp.*                                                                                         2,469,810
     67,800      Gen-Probe Inc.*                                                                                        3,672,726
     70,800      ICOS Corp.*                                                                                            2,713,056
    155,300      ILEX Oncology, Inc.*                                                                                   2,579,533
     87,100      Martek Biosciences Corp.*                                                                              4,587,557
     58,900      Neurocrine Biosciences, Inc.*                                                                          2,916,728
    147,300      Tanox, Inc.*                                                                                           2,947,473
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       25,041,291
------------------------------------------------------------------------------------------------------------------------------------

CHEMICALS -- 0.9%
    168,000      Airgas, Inc.                                                                                           2,990,400
------------------------------------------------------------------------------------------------------------------------------------

COMMERCIAL SERVICES AND SUPPLIES -- 6.9%
    117,100      Alliance Data Systems Corp.*                                                                           3,091,440
     96,000      Career Education Corp.*                                                                                4,348,800
     80,200      Corinthian Colleges, Inc.*                                                                             4,584,232
     80,700      The Corporate Executive Board Co.*                                                                     3,788,865
    149,500      Monster Worldwide Inc.*                                                                                3,764,410
     77,200      Stericycle, Inc.*                                                                                      3,641,524
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       23,219,271
------------------------------------------------------------------------------------------------------------------------------------

COMMINGLED FUND -- 1.2%
     74,900      iShares Russell 2000 Growth Index Fund                                                                 3,938,991
------------------------------------------------------------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT -- 7.0%
    171,300      Advanced Fibre Communications, Inc.*                                                                   3,592,161
    155,000      Emulex Corp.*                                                                                          3,947,850
    232,700      Foundry Networks, Inc.*                                                                                5,005,377
    106,400      McDATA Corp., Class A Shares*                                                                          1,273,608
    118,600      NetScreen Technologies, Inc.*                                                                          2,636,478
    334,300      Powerwave Technologies, Inc.*                                                                          2,213,066
    126,900      Research In Motion Ltd.*                                                                               4,847,580
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       23,516,120
------------------------------------------------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.

            7 SMITH BARNEY SMALL CAP GROWTH FUND | 2003 Annual Report

 SCHEDULE OF INVESTMENTS (CONTINUED)                                                                             SEPTEMBER 30, 2003

  SHARES                                                         SECURITY                                               VALUE
====================================================================================================================================
COMPUTERS AND PERIPHERALS -- 2.6%
     85,800      Avid Technology, Inc.*                                                                               $ 4,533,672
    333,800      Maxtor Corp.*                                                                                          4,062,346
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        8,596,018
------------------------------------------------------------------------------------------------------------------------------------

DIVERSIFIED FINANCIALS -- 4.2%
     57,400      Affiliated Managers Group, Inc.*                                                                       3,604,720
    375,600      Ameritrade Holding Corp.*                                                                              4,225,500
     93,150      Doral Financial Corp.                                                                                  4,378,050
     67,667      National Financial Partners Corp.*                                                                     1,827,009
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       14,035,279
------------------------------------------------------------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT AND INSTRUMENTS -- 1.2%
     92,300      Benchmark Electronics, Inc.*                                                                           3,901,521
------------------------------------------------------------------------------------------------------------------------------------

HEALTHCARE EQUIPMENT AND SUPPLIES -- 4.3%
     88,500      Advanced Neuromodulation Systems, Inc.*                                                                3,531,150
    235,000      ALARIS Medical Systems, Inc.*                                                                          3,901,000
     80,000      ResMed, Inc.*                                                                                          3,518,400
     99,200      Wilson Greatbatch Technologies, Inc.*                                                                  3,576,160
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       14,526,710
------------------------------------------------------------------------------------------------------------------------------------

HEALTHCARE PROVIDERS AND SERVICES -- 5.4%
    150,000      Community Health Systems Inc.*                                                                         3,255,000
     48,800      Coventry Health Care, Inc.*                                                                            2,573,712
     48,500      Henry Schein, Inc.*                                                                                    2,749,950
     73,400      Mid Atlantic Medical Services, Inc.*                                                                   3,774,962
     90,000      Molina Healthcare Inc.*                                                                                2,497,500
    117,600      Select Medical Corp.*                                                                                  3,386,880
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       18,238,004
------------------------------------------------------------------------------------------------------------------------------------

HOTELS, RESTAURANTS AND LEISURE -- 5.0%
    153,500      Alliance Gaming Corp.*                                                                                 3,112,980
     84,000      Applebee's International, Inc.                                                                         2,644,320
    111,700      Leapfrog Enterprises, Inc.*                                                                            4,244,600
     75,700      Panera Bread Co., Class A Shares*                                                                      3,100,672
    116,400      Station Casinos, Inc.                                                                                  3,561,840
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       16,664,412
------------------------------------------------------------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES -- 1.1%
     87,600      Internet HOLDRs Trust*                                                                                 3,729,132
------------------------------------------------------------------------------------------------------------------------------------

INSURANCE -- 1.3%
     37,500      Direct General Corp.*                                                                                    940,125
     45,100      Everest Re Group, Ltd.                                                                                 3,389,716
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        4,329,841
------------------------------------------------------------------------------------------------------------------------------------

INTERNET AND CATALOG RETAIL -- 0.9%
    100,900      Priceline.com Inc.*                                                                                    2,925,091
------------------------------------------------------------------------------------------------------------------------------------

INTERNET SOFTWARE AND SERVICES -- 5.0%
    175,200      Altiris, Inc.*                                                                                         4,604,256
    145,100      Ask Jeeves, Inc.*                                                                                      2,524,740
    568,500      CNET Networks, Inc.*                                                                                   4,024,980
    154,700      Digital Insight Corp.*                                                                                 3,078,530

                       See Notes to Financial Statements.

            8 SMITH BARNEY SMALL CAP GROWTH FUND | 2003 Annual Report


SCHEDULE OF INVESTMENTS (CONTINUED)                                                                             SEPTEMBER 30, 2003

  SHARES                                                         SECURITY                                               VALUE
====================================================================================================================================
INTERNET SOFTWARE AND SERVICES -- 5.0% (CONTINUED)
     30,000      iPass Inc.*                                                                                           $  705,000
     65,100      Sohu.com Inc.*                                                                                         2,024,610
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       16,962,116
------------------------------------------------------------------------------------------------------------------------------------

IT CONSULTING AND SERVICES -- 1.2%
    437,200      MPS Group, Inc.*                                                                                       3,934,800
------------------------------------------------------------------------------------------------------------------------------------

MEDIA -- 2.6%
    156,500      Emmis Communications Corp., Class A Shares*                                                            3,158,170
    156,500      Getty Images, Inc.*                                                                                    5,502,540
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        8,660,710
------------------------------------------------------------------------------------------------------------------------------------

OIL AND GAS -- 0.8%
     77,600      Stone Energy Corp.*                                                                                    2,737,728
------------------------------------------------------------------------------------------------------------------------------------

PHARMACEUTICALS -- 3.3%
     99,400      The Medicines Co.*                                                                                     2,584,400
     88,250      Medicis Pharmaceutical Corp., Class A Shares                                                           5,171,450
     61,000      Taro Pharmaceutical Industries Ltd.*                                                                   3,437,960
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       11,193,810
------------------------------------------------------------------------------------------------------------------------------------

ROAD AND RAIL -- 0.9%
     49,100      Landstar System, Inc.*                                                                                 2,996,082
------------------------------------------------------------------------------------------------------------------------------------

SEMICONDUCTOR EQUIPMENT AND PRODUCTS -- 8.5%
    124,325      ATMI, Inc.*                                                                                            3,141,693
    105,900      Brooks Automation, Inc.*                                                                               2,213,310
    251,400      Cypress Semiconductor Corp.*                                                                           4,444,752
    181,800      FormFactor Inc.*                                                                                       3,932,334
    170,700      Lam Research Corp.*                                                                                    3,781,005
    228,600      Micrel, Inc.*                                                                                          2,786,634
     73,900      Power Integrations, Inc.*                                                                              2,456,436
    514,700      Vitesse Semiconductor Corp.*                                                                           3,294,080
    124,200      Zoran Corp.*                                                                                           2,421,900
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       28,472,144
------------------------------------------------------------------------------------------------------------------------------------

SOFTWARE -- 10.8%
    115,900      Cognos, Inc.*                                                                                          3,595,218
    191,900      Documentum, Inc.*                                                                                      4,089,389
     62,050      Fair Isaac Corp.                                                                                       3,658,468
    265,500      JDA Software Group, Inc.*                                                                              3,947,985
     65,000      Kronos Inc.*                                                                                           3,439,150
    166,700      Mentor Graphics Corp.*                                                                                 2,922,251
    109,500      Mercury Interactive Corp.*                                                                             4,972,395
    324,900      Micromuse, Inc.*                                                                                       2,657,682
    281,100      Quest Software, Inc.*                                                                                  3,401,310
     98,100      SafeNet, Inc.*                                                                                         3,544,353
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       36,228,201
------------------------------------------------------------------------------------------------------------------------------------


                       See Notes to Financial Statements.

            9 SMITH BARNEY SMALL CAP GROWTH FUND | 2003 Annual Report

SCHEDULE OF INVESTMENTS (CONTINUED)                                                                              SEPTEMBER 30, 2003


  SHARES                                                         SECURITY                                               VALUE
====================================================================================================================================
SPECIALTY RETAIL -- 4.7%
    173,650      Chico's FAS, Inc.*                                                                                 $   5,320,636
    177,300      Hot Topic, Inc.*                                                                                       3,996,342
    167,900      Pacific Sunwear of California, Inc.*                                                                   3,468,814
     95,800      Tractor Supply Co.*                                                                                    3,143,198
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       15,928,990
------------------------------------------------------------------------------------------------------------------------------------

TEXTILES AND APPAREL -- 2.7%
     61,800      Coach, Inc.*                                                                                           3,374,280
     46,900      Columbia Sportswear Co.*                                                                               2,473,975
     85,800      K-Swiss Inc., Class A Shares                                                                           3,087,942
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        8,936,197
------------------------------------------------------------------------------------------------------------------------------------
                 TOTAL COMMON STOCK
                 (Cost-- $238,639,795)                                                                                 322,210,375
====================================================================================================================================
      FACE
     AMOUNT                                                      SECURITY                                               VALUE
====================================================================================================================================
CONVERTIBLE CORPORATE BONDS -- 0.0%
AEROSPACE AND DEFENSE -- 0.0%
$     10,246     TIMCO Aviation Services, Inc., Jr. Sub. Notes, Payment-in-Kind, 8.000% due 1/2/07 (Cost-- $0)                  58
====================================================================================================================================
REPURCHASE AGREEMENT -- 4.1%
  13,781,000     Merrill Lynch & Co., Inc., 0.950% due 10/1/03; Proceeds at maturity-- $13,781,364;
                   (Fully collateralized by U.S. Treasury Bills, Notes and Bonds, 0.000% to 7.500%
                   due 10/2/03 to 11/15/16; Market value-- $14,056,641) (Cost-- $13,781,000)                            13,781,000
====================================================================================================================================
                 TOTAL INVESTMENTS -- 100.0%
                 (Cost -- $252,420,795**)                                                                             $335,991,433
====================================================================================================================================

*    Non-income producing security.
**   Aggregate cost for Federal income tax purposes is $252,437,276.

     Abbreviation used in this schedule:
     -----------------------------------
     HOLDRs -- Holding Company Depositary Receipts



                       See Notes to Financial Statements.

           10 SMITH BARNEY SMALL CAP GROWTH FUND | 2003 Annual Report

STATEMENT OF ASSETS AND LIABILITIES                                                                            SEPTEMBER 30, 2003
ASSETS:
     Investments, at value (Cost -- $252,420,795)                                                                   $ 335,991,433
     Cash                                                                                                                     359
     Receivable for Fund shares sold                                                                                      291,742
     Interest and dividends receivable                                                                                      7,107
     Receivable for securities sold                                                                                         5,140
     Prepaid expenses                                                                                                       3,301
------------------------------------------------------------------------------------------------------------------------------------
     TOTAL ASSETS                                                                                                     336,299,082
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES:
     Payable for securities purchased                                                                                   1,222,106
     Payable for Fund shares reacquired                                                                                   319,674
     Management fee payable                                                                                               214,928
     Distribution plan fees payable                                                                                        52,680
     Accrued expenses                                                                                                     329,506
------------------------------------------------------------------------------------------------------------------------------------
     TOTAL LIABILITIES                                                                                                  2,138,894
------------------------------------------------------------------------------------------------------------------------------------
TOTAL NET ASSETS                                                                                                     $334,160,188
====================================================================================================================================

NET ASSETS:
     Par value of capital shares                                                                                        $  38,510
     Capital paid in excess of par value                                                                              641,498,493
     Accumulated net realized loss from investment transactions                                                      (390,947,453)
     Net unrealized appreciation of investments                                                                        83,570,638
------------------------------------------------------------------------------------------------------------------------------------
TOTAL NET ASSETS                                                                                                     $334,160,188
====================================================================================================================================

SHARES OUTSTANDING:
     Class 1                                                                                                              723,655
     -------------------------------------------------------------------------------------------------------------------------------
     Class A                                                                                                           15,390,183
     -------------------------------------------------------------------------------------------------------------------------------
     Class B                                                                                                           11,607,837
     -------------------------------------------------------------------------------------------------------------------------------
     Class L                                                                                                            2,516,398
     -------------------------------------------------------------------------------------------------------------------------------
     Class Y                                                                                                            8,272,095
     -------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE:
     Class 1 (and redemption price)                                                                                         $8.68
     -------------------------------------------------------------------------------------------------------------------------------
     Class A (and redemption price)                                                                                         $8.72
     -------------------------------------------------------------------------------------------------------------------------------
     Class B*                                                                                                               $8.48
     -------------------------------------------------------------------------------------------------------------------------------
     Class L*                                                                                                               $8.55
     -------------------------------------------------------------------------------------------------------------------------------
     Class Y (and redemption price)                                                                                         $8.92
     -------------------------------------------------------------------------------------------------------------------------------

MAXIMUM PUBLIC OFFERING PRICE PER SHARE:
     Class 1 (net asset value plus 9.29% of net asset value per share)                                                      $9.49
     -------------------------------------------------------------------------------------------------------------------------------
     Class A (net asset value plus 5.26% of net asset value per share)                                                      $9.18
     -------------------------------------------------------------------------------------------------------------------------------
     Class L (net asset value plus 1.01% of net asset value per share)                                                      $8.64
====================================================================================================================================

* Redemption price is NAV of Class B and L shares reduced by a 5.00% and 1.00% CDSC, respectively, if shares are redeemed within one year from purchase payment (See Note 2).

                       See Notes to Financial Statements.

           11 SMITH BARNEY SMALL CAP GROWTH FUND | 2003 Annual Report

STATEMENT OF OPERATIONS                                                                     FOR THE YEAR ENDED SEPTEMBER 30, 2003
INVESTMENT INCOME:
     Dividends                                                                                                         $  603,099
     Interest                                                                                                             192,262
     Less: Foreign withholding tax                                                                                         (5,659)
------------------------------------------------------------------------------------------------------------------------------------
     TOTAL INVESTMENT INCOME                                                                                              789,702
------------------------------------------------------------------------------------------------------------------------------------
EXPENSES:
     Management fee (Note 2)                                                                                            2,158,351
     Distribution plan fees (Note 5)                                                                                    1,355,216
     Shareholder servicing fees (Note 5)                                                                                  915,324
     Shareholder communications (Note 5)                                                                                  122,144
     Audit and legal                                                                                                       39,482
     Registration fees                                                                                                     33,236
     Custody                                                                                                               29,171
     Directors' fees                                                                                                       26,613
     Other                                                                                                                  6,887
------------------------------------------------------------------------------------------------------------------------------------
     TOTAL EXPENSES                                                                                                     4,686,424
------------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT LOSS                                                                                                    (3,896,722)
------------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (NOTE 3):
     Net Realized Loss From Investment Transactions                                                                   (12,439,624)
------------------------------------------------------------------------------------------------------------------------------------
     Change in Net Unrealized Appreciation (Depreciation) of Investments:
        Beginning of year                                                                                             (14,062,837)
        End of year                                                                                                    83,570,638
------------------------------------------------------------------------------------------------------------------------------------
     INCREASE IN NET UNREALIZED APPRECIATION                                                                           97,633,475
------------------------------------------------------------------------------------------------------------------------------------
NET GAIN ON INVESTMENTS                                                                                                85,193,851
------------------------------------------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS FROM OPERATIONS                                                                                $81,297,129
====================================================================================================================================

                       See Notes to Financial Statements.

           12 SMITH BARNEY SMALL CAP GROWTH FUND | 2003 Annual Report

STATEMENTS OF CHANGES IN NET ASSETS                                                              FOR THE YEARS ENDED SEPTEMBER 30,

                                                                                                  2003                    2002
====================================================================================================================================
OPERATIONS:
     Net investment loss                                                                   $    (3,896,722)       $    (4,831,826)
     Net realized loss                                                                         (12,439,624)           (73,089,641)
     Increase in net unrealized appreciation                                                    97,633,475             16,879,895
------------------------------------------------------------------------------------------------------------------------------------
     INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS                                          81,297,129            (61,041,572)
------------------------------------------------------------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 6):
     Net proceeds from sale of shares                                                           42,533,222             64,654,951
     Cost of shares reacquired                                                                 (50,561,753)           (68,237,667)
------------------------------------------------------------------------------------------------------------------------------------
     DECREASE IN NET ASSETS FROM FUND SHARE TRANSACTIONS                                        (8,028,531)            (3,582,716)
------------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                                               73,268,598            (64,624,288)

NET ASSETS:
     Beginning of year                                                                         260,891,590            325,515,878
------------------------------------------------------------------------------------------------------------------------------------
     END OF YEAR                                                                              $334,160,188           $260,891,590
====================================================================================================================================


                       See Notes to Financial Statements.

           13 SMITH BARNEY SMALL CAP GROWTH FUND | 2003 Annual Report

NOTES TO FINANCIAL STATEMENTS

1. Significant Accounting Policies

The Smith Barney Small Cap Growth Fund ("Fund"), a separate investment fund of the Smith Barney Investment Funds Inc. ("Company"), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Company consists of this Fund and eight other separate investment funds: Smith Barney Investment Grade Bond Fund, Smith Barney Government Securities Fund, Smith Barney Hansberger Global Value Fund, Smith Barney Premier Selections Large Cap Fund, Smith Barney Premier Selections All Cap Growth Fund, Smith Barney Premier Selections Global Growth Fund, Smith Barney Group Spectrum Fund and Smith Barney Small Cap Value Fund. The financial statements and financial highlights for the other funds are presented in separate shareholder reports.

The significant accounting policies consistently followed by the Fund are: (a) security transactions are accounted for on trade date; (b) securities traded on national securities markets are valued at the closing price on such markets; securities traded in the over-the-counter market and listed securities for which no sales prices were reported are valued at the mean between the bid and asked prices; securities listed on the NASDAQ National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price on that day, at the last sale price; (c) securities for which market quotations are not available will be valued in good faith at fair value by or under the direction of the Board of Directors; (d) securities that have a maturity of more than 60 days are valued at prices based on market quotations for securities of similar type, yield and maturity; (e) securities maturing within 60 days are valued at cost plus accreted discount, or minus amortized premium, which approximates value; (f) dividend income is recorded on ex-dividend date and interest income is recorded on an accrual basis; (g) dividends and distributions to shareholders are recorded on the ex-dividend date; the Fund distributes dividends and capital gains, if any, at least annually; (h) gains or losses on the sale of securities are calculated using the specific identification method; (i) the accounting records are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars on the date of valuation. Purchases and sales of securities and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. Differences between income or expense amounts recorded and collected or paid are adjusted when reported by the custodian bank; (j) class specific expenses are charged to each class; management fees and general fund expenses are allocated on the basis of relative net assets of each class or on another reasonable basis; (k) the Fund intends to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes; (l) the character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. At September 30, 2003, reclassifications were made to the Fund's capital accounts to reflect permanent book/tax differences and income and gains available for distributions under income tax regulations. Accordingly, a portion of accumulated net investment loss amounting to $3,896,722 was reclassified to paid-in capital.Net investment income, net realized gains and net assets were not affected by this adjustment; and (m) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

2.  Management Agreement and Other Transactions

Smith Barney Fund Management LLC ("SBFM"), an indirect wholly-owned subsidiary of Citigroup Inc. ("Citigroup"), acts as investment manager to the Fund. The Fund pays SBFM a management fee calculated at an annual rate of 0.75% of the Fund's average daily net assets. This fee is calculated daily and paid monthly.

Citicorp Trust Bank, fsb. ("CTB"), another subsidiary of Citigroup, acts as the Fund's transfer agent. PFPC Inc. ("PFPC") and Primerica Shareholder Services ("PSS"), another subsidiary of Citigroup, act as the Fund's sub-transfer agents. CTB



           14 SMITH BARNEY SMALL CAP GROWTH FUND | 2003 Annual Report receives account fees and asset-based fees that vary according to the size and type of account. PFPC and PSS are responsible for shareholder recordkeeping and financial processing for all shareholder accounts and is paid by CTB. For the year ended September 30, 2003, the Fund paid transfer agent fees of $271,721 to CTB.

Citigroup Global Markets Inc. ("CGM"), formerly known as Salomon Smith Barney Inc., and PFS Distributors, Inc., both of which are subsidiaries of Citigroup, act as the Fund's distributors. For the year ended September 30, 2003, CGM and its affiliates received brokerage commissions of $5,200.

There are maximum initial sales charges of 8.50%, 5.00% and 1.00% for Class 1, A and L shares, respectively. There is a contingent deferred sales charge ("CDSC") of 5.00% on Class B shares, which applies if redemption occurs within one year from purchase payment. This CDSC declines thereafter by 1.00% per year until no CDSC is incurred. Class L shares also have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of Class A shares, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

For the year ended September 30, 2003, CGM and its affiliates received sales charges of approximately $26,000, $580,000 and $18,000 on sales of the Fund's Class 1, A and L shares, respec tively. In addition, for the year ended September 30, 2003, CDSCs paid to CGM and its affiliates were approximately $260,000 for Class B shares.

All officers and one Director of the Company are employees of Citigroup or its affiliates.

3. Investments

During the year ended September 30, 2003, the aggregate cost of purchases and proceeds from sales of investments (including maturities of long-term investments, but excluding short-term investments) were as follows:

================================================================================
Purchases                                                          $319,341,732
--------------------------------------------------------------------------------
Sales                                                               337,151,741
================================================================================

At September 30, 2003, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were as follows:

================================================================================
Gross unrealized appreciation                                       $86,491,782
Gross unrealized depreciation                                        (2,937,625)
--------------------------------------------------------------------------------
Net unrealized appreciation                                         $83,554,157
================================================================================


4. Repurchase Agreements

The Fund purchases (and the custodian takes possession of) U.S. government securities from securities dealers subject to agreements to resell the securities to the sellers at a future date (generally, the next business day), at an agreed-upon higher repurchase price. The Fund requires continual maintenance of the market value (plus accrued interest) of the collateral in amounts at least equal to the repurchase price.



           15 SMITH BARNEY SMALL CAP GROWTH FUND | 2003 Annual Report

5. Class Specific Expenses

Pursuant to a Rule 12b-1 Distribution Plan, the Fund pays a service fee with respect to its Class A, B and L shares calculated at the annual rate of 0.25% of the average daily net assets of each respective class. The Fund also pays a distribution fee with respect to its Class B and L shares calculated at the annual rate of 0.75% of the average daily net assets of each class. For the year ended September 30, 2003, total Rule 12b-1 Distribution Plan fees, which are accrued daily and paid monthly, were as follows:

                                                                                                  CLASS A     CLASS B      CLASS L
====================================================================================================================================
Rule 12b-1 Distribution Plan Fees                                                                $278,637     $888,356    $188,223
====================================================================================================================================

For the year ended September 30, 2003, total Shareholder Servicing fees were as follows:

                                                                        CLASS 1      CLASS A      CLASS B      CLASS L     CLASS Y
====================================================================================================================================
Shareholder Servicing Fees                                               $58,646     $465,673    $363,803      $27,110       $92
====================================================================================================================================

For the year ended September 30, 2003, total Shareholder Communication expenses were as follows:

                                                                        CLASS 1      CLASS A      CLASS B      CLASS L     CLASS Y
====================================================================================================================================
Shareholder Communication Expenses                                       $2,316       $63,602     $50,628      $5,554        $44
====================================================================================================================================


6. Capital Shares

At September 30, 2003, the Company had ten billion shares of capital stock authorized with a par value of $0.001 per share. The Fund has the ability to issue multiple classes of shares. Each share of a class represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

                                                              YEAR ENDED                                     YEAR ENDED
                                                          SEPTEMBER 30, 2003                             SEPTEMBER 30, 2002
                                               -------------------------------------            ------------------------------------
                                                   SHARES                  AMOUNT                 SHARES                 AMOUNT
====================================================================================================================================
CLASS 1
Shares sold                                         75,926             $     557,929               126,022           $  1,100,548
Shares reacquired                                 (108,694)                 (799,045)             (139,671)            (1,198,885)
------------------------------------------------------------------------------------------------------------------------------------
Net Decrease                                       (32,768)            $    (241,116)              (13,649)          $    (98,337)
====================================================================================================================================
CLASS A
Shares sold                                      3,260,442             $  24,085,418             4,051,736           $ 36,273,761
Shares reacquired                               (2,581,290)              (18,834,452)           (2,838,702)           (25,021,299)
------------------------------------------------------------------------------------------------------------------------------------
Net Increase                                       679,152             $   5,250,966             1,213,034           $ 11,252,462
====================================================================================================================================
CLASS B
Shares sold                                      1,959,883             $  14,242,882             2,529,329           $ 22,077,409
Shares reacquired                               (3,502,782)              (24,950,035)           (3,969,124)           (34,091,004)
------------------------------------------------------------------------------------------------------------------------------------
Net Decrease                                    (1,542,899)            $ (10,707,153)           (1,439,795)          $(12,013,595)
====================================================================================================================================
CLASS L
Shares sold                                        378,825             $   2,902,271               459,454           $  4,260,016
Shares reacquired                                 (688,770)               (4,849,451)             (920,513)            (7,883,910)
------------------------------------------------------------------------------------------------------------------------------------
Net Decrease                                      (309,945)            $  (1,947,180)             (461,059)          $ (3,623,894)
====================================================================================================================================


           16 SMITH BARNEY SMALL CAP GROWTH FUND | 2003 Annual Report

                                                              YEAR ENDED                                     YEAR ENDED
                                                          SEPTEMBER 30, 2003                             SEPTEMBER 30, 2002
                                               -------------------------------------            ------------------------------------
                                                   SHARES                  AMOUNT                 SHARES                 AMOUNT
====================================================================================================================================
CLASS Y
Shares sold                                        117,835               $   744,722               136,293                $943,217
Shares reacquired                                 (146,594)               (1,128,770)               (6,032)                (42,569)
------------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease)                            (28,759)              $  (384,048)              130,261                $900,648
====================================================================================================================================

7. Income Tax Information

At September 30, 2003, the tax basis components of distributable earnings were:

================================================================================
Accumulated capital losses                                        $(390,930,972)
--------------------------------------------------------------------------------
Unrealized appreciation                                              83,554,157
================================================================================

The difference between book basis and tax basis unrealized appreciation is attributable primarily to wash sales loss deferrals.

At September 30, 2003, the Fund did not make any distributions.

8. Capital Loss Carryforward

At September 30, 2003, the Fund had, for Federal income tax purposes, approximately $390,931,000 of unused capital loss carryforwards available to offset future capital gains. To the extent that these carryforward losses are used to offset capital gains, it is probable that the gains so offset will not be distributed. The amount and year of expiration for each carryforward loss is indicated below. Expiration occurs on September 30 of the year indicated:

                              2009                2010                 2011
================================================================================
Carryforward Amounts      $112,242,000        $184,437,000          $94,252,000
================================================================================



9. Subsequent Event

The Fund has received the following information from Citigroup Asset Management ("CAM"), the Citigroup business unit which includes the Fund's Investment Manager and other investment advisory companies, all of which are indirect, wholly-owned subsidiaries of Citigroup. CAM is reviewing its entry, through an affiliate, into the transfer agent business in the period 1997-1999. As CAM currently understands the facts, at the time CAM decided to enter the transfer agent business, CAM sub-contracted for a period of five years certain of the transfer agency services to a third party and also concluded a revenue guarantee agreement with this sub-contractor providing that the sub-contractor would guarantee certain benefits to CAM or its affiliates (the "Revenue Guarantee Agreement"). In connection with the subsequent purchase of the sub-contractor's business by an affiliate of the current sub-transfer agent (PFPC Inc.) used by CAM on many of the funds it manages, this Revenue Guarantee Agreement was amended eliminating those benefits in exchange for arrangements that included a one-time payment from the sub-contractor.

The Boards of CAM-managed funds (the "Boards") were not informed of the Revenue Guarantee Agreement with the sub-contractor at the time the Boards considered and approved the transfer agent arrangements. Nor were the Boards informed of the subsequent amendment to the Revenue Guarantee Agreement when that occurred.



           17 SMITH BARNEY SMALL CAP GROWTH FUND | 2003 Annual Report

CAM has begun to take corrective actions. CAM will pay to the applicable funds $16 million (plus interest) that CAM and its affiliates received from the Revenue Guarantee Agreement and its amendment. CAM also plans an independent review to verify that the transfer agency fees charged by CAM were fairly priced as compared to competitive alternatives. CAM is instituting new procedures and making changes designed to ensure no similar arrangements are entered into in the future.

CAM has briefed the SEC, the New York State Attorney General and other regulators with respect to this matter, as well as the U.S. Attorney who is investigating the matter. CAM is cooperating with governmental authorities on this matter, the ultimate outcome of which is not yet determinable.

           18 SMITH BARNEY SMALL CAP GROWTH FUND | 2003 Annual Report

 FINANCIAL HIGHLIGHTS

For a share of each class of capital stock outstanding throughout each year ended September 30, unless otherwise noted:

CLASS 1 SHARES                                                                   2003(1)        2002(1)       2001(1)   2000(1)(2)
====================================================================================================================================
NET ASSET VALUE, BEGINNING OF YEAR                                                $6.59          $8.11        $17.13     $16.78
------------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM OPERATIONS:
   Net investment loss                                                            (0.12)         (0.12)        (0.11)     (0.00)*
   Net realized and unrealized gain (loss)                                         2.21          (1.40)        (8.91)      0.35
------------------------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations                                                2.09          (1.52)        (9.02)      0.35
------------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
   Capital                                                                           --             --            --         --
------------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                                                  --             --            --         --
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR                                                      $8.68          $6.59        $ 8.11     $17.13
------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                                      31.71%        (18.74)%      (52.66)%     2.09%++
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000S)                                                   $6,279         $4,984        $6,243         $0**
------------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
   Expenses                                                                        1.91%          1.62%         1.29%      0.00%#++
   Net investment loss                                                            (1.63)         (1.32)        (0.87)     (0.00)#+
------------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                                                             115%            96%          223%       105%
====================================================================================================================================

CLASS A SHARES                                                                   2003(1)        2002(1)       2001(1)    2000(1)(3)
====================================================================================================================================
NET ASSET VALUE, BEGINNING OF YEAR                                                $6.59          $8.10        $17.13     $11.40
------------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM OPERATIONS:
   Net investment loss                                                            (0.09)         (0.11)        (0.11)     (0.10)
   Net realized and unrealized gain (loss)                                         2.22          (1.40)        (8.92)      5.85
------------------------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations                                                2.13          (1.51)        (9.03)      5.75
------------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
   Capital                                                                           --             --            --      (0.02)
------------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                                                  --             --            --      (0.02)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR                                                      $8.72          $6.59        $ 8.10     $17.13
------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                                      32.32%        (18.64)%      (52.71)%    50.45%++
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000S)                                                 $134,160        $96,991      $109,386    $52,672
------------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
   Expenses                                                                        1.52%          1.52%         1.34%      1.25%+
   Net investment loss                                                            (1.25)         (1.22)        (0.92)     (0.70)+
------------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                                                             115%            96%          223%       105%
====================================================================================================================================

(1) Per share amounts have been calculated using the monthly average shares method.
(2)  For the period September 11, 2000 (inception date) to September 30, 2000.
(3)  For the period November 30, 1999 (inception date) to September 30, 2000.
 *   Amount represents less than $0.01 per share.
**   Amount represents less than $1,000.
 #   Amount represents less than 0.01%.
++ Total return is not annualized, as it may not be representative of the total return for the year.
 +   Annualized.



           19 SMITH BARNEY SMALL CAP GROWTH FUND | 2003 Annual Report

FINANCIAL HIGHLIGHTS (CONTINUED)

For a share of each class of capital stock outstanding throughout each year ended September 30, unless otherwise noted:
CLASS B SHARES                                                                   2003(1)       2002(1)        2001(1)     2000(1)(2)
====================================================================================================================================
NET ASSET VALUE, BEGINNING OF YEAR                                                $6.46          $8.00        $17.03       $11.40
------------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM OPERATIONS:
   Net investment loss                                                            (0.14)         (0.17)        (0.20)       (0.20)
   Net realized and unrealized gain (loss)                                         2.16          (1.37)        (8.83)        5.84
------------------------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations                                                2.02          (1.54)        (9.03)        5.64
------------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
   Capital                                                                           --             --            --        (0.01)
------------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                                                  --             --            --        (0.01)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR                                                      $8.48          $6.46        $ 8.00       $17.03
------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                                      31.27%        (19.25)%      (53.02)%      49.48%++
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000S)                                                  $98,445        $84,984      $116,761      $76,784
------------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
   Expenses                                                                        2.26%          2.26%         2.07%        2.00%+
   Net investment loss                                                            (1.98)         (1.96)        (1.65)       (1.45)+
------------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                                                             115%            96%          223%         105%
====================================================================================================================================

CLASS L SHARES                                                                   2003(1)       2002(1)        2001(1)     2000(1)(2)
====================================================================================================================================
NET ASSET VALUE, BEGINNING OF YEAR                                                $6.50          $8.02        $17.04       $11.40
------------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM OPERATIONS:
   Net investment loss                                                            (0.12)         (0.15)        (0.17)       (0.20)
   Net realized and unrealized gain (loss)                                         2.17          (1.37)        (8.85)        5.85
------------------------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations                                                2.05          (1.52)        (9.02)        5.65
------------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
   Capital                                                                           --             --            --        (0.01)
------------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                                                  --             --            --        (0.01)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR                                                      $8.55          $6.50        $ 8.02       $17.04
------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                                      31.54%        (18.95)%      (52.93)%      49.56%++
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000S)                                                  $21,514        $18,358       $26,368      $60,600
------------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
   Expenses                                                                        1.97%          2.01%         1.93%        1.99%+
   Net investment loss                                                            (1.69)         (1.71)        (1.50)       (1.44)+
------------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                                                             115%            96%          223%         105%
====================================================================================================================================

(1)  Per share amounts have been calculated using the monthly average shares method.
(2)  For the period November 30, 1999 (inception date) to September 30, 2000.
++   Total return is not annualized, as it may not be representative of the total return for the year.
 +   Annualized.

           20 SMITH BARNEY SMALL CAP GROWTH FUND | 2003 Annual Report

FINANCIAL HIGHLIGHTS (CONTINUED)

For a share of each class of capital stock outstanding throughout each year ended September 30, unless otherwise noted:
CLASS Y SHARES                                                                   2003(1)       2002(1)        2001(1)     2000(1)(2)
====================================================================================================================================
NET ASSET VALUE, BEGINNING OF YEAR                                                $6.70          $8.17        $17.17      $18.59
------------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM OPERATIONS:
   Net investment loss                                                            (0.04)         (0.05)        (0.05)      (0.03)
   Net realized and unrealized gain (loss)                                         2.26          (1.42)        (8.95)      (1.39)
------------------------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations                                                2.22          (1.47)        (9.00)      (1.42)
------------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
   Capital                                                                           --             --            --          --
------------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                                                  --             --            --          --
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR                                                      $8.92          $6.70        $ 8.17      $17.17
------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                                      33.13%        (17.99)%      (52.42)%     (7.64)%++
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000S)                                                  $73,762        $55,575       $66,758    $115,952
------------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
   Expenses                                                                        0.80%          0.84%         0.80%       0.86%+
   Net investment loss                                                            (0.52)         (0.54)        (0.39)      (0.31)+
------------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                                                             115%            96%          223%        105%
====================================================================================================================================

(1) Per share amounts have been calculated using the monthly average shares method.
(2)  For the period February 23, 2000 (inception date) to September 30, 2000.
++ Total return is not annualized, as it may not be representative of the total return for the year.
 +   Annualized.



           21 SMITH BARNEY SMALL CAP GROWTH FUND | 2003 Annual Report

INDEPENDENT AUDITORS' REPORT

THE SHAREHOLDERS AND BOARD OF DIRECTORS OF
SMITH BARNEY INVESTMENT FUNDS INC.:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Smith Barney Small Cap Growth Fund of Smith Barney Investment Funds Inc. ("Fund") as of September 30, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two year period then ended and the financial highlights for each of the years in the three year period then ended and for the period from November 30, 1999 (inception date) to September 30, 2000. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2003, by correspondence with the custodian and broker. As to securities purchased or sold but not received or delivered, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of September 30, 2003, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two year period then ended and the financial highlights for each of the years in the three year period then ended and for the period from November 30, 1999 to September 30, 2000, in conformity with accounting principles generally accepted in the United States of America.

                                                                        KPMG LLP

New York, New York
November 11, 2003, except for Note 9
Subsequent Event which is dated November 28, 2003



           22 SMITH BARNEY SMALL CAP GROWTH FUND | 2003 Annual Report

ADDITIONAL INFORMATION (UNAUDITED)

Information about Directors and Officers

The business and affairs of the Smith Barney Small Cap Growth Fund ("Fund") are managed under the direction of the Board of Directors of Smith Barney Investment Funds Inc. ("Company"). Information pertaining to the Directors and certain officers of the Company is set forth below. The Statement of Additional Information includes additional information about the Directors and is available, without charge, upon request by calling the Fund's transfer agent (Citicorp Trust Bank, fsb. at 1-800-451-2010) or Primerica Shareholder Services at 1-800-544-5445.

                                                                                                        NUMBER
                                                                                                    OF PORTFOLIOS
                                                          TERM OF             PRINCIPAL               IN THE FUND           OTHER
                                                        OFFICE* AND          OCCUPATION(S)             COMPLEX        DIRECTORSHIPS
                                   POSITION(S) HELD       LENGTH OF          DURING PAST               OVERSEEN           HELD BY
NAME, ADDRESS AND AGE                  WITH FUND         TIME SERVED          FIVE YEARS              BY DIRECTOR         DIRECTOR
====================================================================================================================================
NON-INTERESTED DIRECTORS:
Paul R. Ades                           Director             Since        Law Firm of Paul R. Ades,       15                None
Paul R. Ades, PLLC                                          1994         PLLC (April 2000-Present);
181 West Main Street, Suite C                                            Partner in Law Firm of
Babylon, NY 11702                                                        Murov & Ades, Esqs.
Age 63                                                                   (until March 2000)

Herbert Barg                           Director             Since        Retired                         42                None
1460 Drayton Lane                                           1994
Wynewood, PA 19096
Age 80

Dwight B. Crane                        Director             Since        Professor, Harvard              49                None
Harvard Business School                                     1981         Business School
Soldiers Field
Morgan Hall #375
Boston, MA 02163
Age 66

Frank G. Hubbard                       Director             Since        President of Avatar             15                None
Avatar International, Inc.                                  1993         International, Inc. (business
87 Whittredge Road                                                       development) (since 1998);
Summit, NJ 07901                                                         Vice President of S&S
Age 66                                                                   Industries (chemical
                                                                         distribution) (from 1995-1998)

Jerome H. Miller                       Director             Since        Retired                         15                None
c/o R. Jay Gerken                                           1998
Citigroup Asset Management ("CAM")
399 Park Avenue, 4th Floor
New York, NY 10022
Age 65

Ken Miller                             Director             Since        President of Young Stuff        15                None
Young Stuff Apparel Group, Inc.                             1994         Apparel Group, Inc.
930 Fifth Ave.                                                           (since 1963)
Suite 610
New York, NY 10021
Age 62



           23 SMITH BARNEY SMALL CAP GROWTH FUND | 2003 Annual Report

ADDITIONAL INFORMATION (UNAUDITED) (CONTINUED)

                                                                                                        NUMBER
                                                                                                     OF PORTFOLIOS
                                                          TERM OF             PRINCIPAL               IN THE FUND            OTHER
                                                        OFFICE* AND          OCCUPATION(S)              COMPLEX        DIRECTORSHIPS
                                   POSITION(S) HELD       LENGTH OF          DURING PAST                OVERSEEN           HELD BY
NAME, ADDRESS AND AGE                  WITH FUND         TIME SERVED          FIVE YEARS               BY DIRECTOR         DIRECTOR
====================================================================================================================================
INTERESTED DIRECTOR:

R. Jay Gerken, CFA**                   Chairman,            Since        Managing Director of Citigroup      219               None
CAM                                    President and        2002         Global Markets Inc. ("CGM");
399 Park Avenue, 4th Floor             Chief Executive                   Chairman, President and Chief
New York, NY 10022                     Officer                           Executive Officer of Smith Barney
Age 52                                                                   Fund Management LLC ("SBFM"),
                                                                         Travelers Investment Adviser, Inc.
                                                                         ("TIA") and Citi Fund Management
                                                                         Inc. ("CFM"); President and Chief
                                                                         Executive Officer of certain mutual
                                                                         funds associated with Citigroup Inc.
                                                                         ("Citigroup"); Formerly Portfolio
                                                                         Manager of Smith Barney Allocation
                                                                         Series Inc. (from 1996-2001) and
                                                                         Smith Barney Growth and Income
                                                                         Fund (from 1996-2000)
OFFICERS:

Andrew B. Shoup***                     Senior Vice          Since        Director of CAM; Senior Vice        N/A                N/A
CAM                                    President and        2003         President and Chief Administrative
125 Broad Street                       Chief Administrative              Officer of mutual funds associated
10th Floor                             Officer                           with Citigroup Inc.; Head of
New York, NY 10004                                                       International Funds Administration
Age 47                                                                   of CAM from 2001 to 2003;
                                                                         Director of Global Funds
                                                                         Administration of CAM from
                                                                         2000 to 2001; Head of
                                                                         U.S. Citibank Funds
                                                                         Administration of CAM from
                                                                         1998 to 2000

Richard L. Peteka                      Chief                Since        Director of CGM; Chief              N/A                N/A
CAM                                    Financial            2002         Financial Officer and Treasurer
125 Broad Street, 11th Floor           Officer and                       of certain mutual funds affiliated
New York, NY 10004                     Treasurer                         with Citigroup; Director and
Age 42                                                                   Head of Internal Control for
                                                                         Citigroup Asset Management
                                                                         U.S. Mutual Fund Administration
                                                                         (from 1999-2002); Vice President,
                                                                         Head of Mutual Fund
                                                                         Administration and Treasurer
                                                                         at Oppenheimer Capital
                                                                         (from 1996-1999)

Timothy Woods, CFA                     Vice President       Since        Managing Director of                N/A                N/A
CAM                                    and Investment       1999         CGM and Investment
399 Park Avenue, 4th Floor             Officer                           Officer of SBFM
New York, NY 10022
Age 43


           24 SMITH BARNEY SMALL CAP GROWTH FUND | 2003 Annual Report

ADDITIONAL INFORMATION (UNAUDITED) (CONTINUED)

                                                                                                        NUMBER
                                                                                                    OF PORTFOLIOS
                                                          TERM OF             PRINCIPAL              IN THE FUND            OTHER
                                                        OFFICE* AND          OCCUPATION(S)              COMPLEX        DIRECTORSHIPS
                                   POSITION(S) HELD       LENGTH OF          DURING PAST               OVERSEEN           HELD BY
NAME, ADDRESS AND AGE                  WITH FUND         TIME SERVED          FIVE YEARS              BY DIRECTOR         DIRECTOR
====================================================================================================================================
Kaprel Ozsolak                         Controller           Since        Vice President of CGM;            N/A                N/A
CAM                                                         2002         Controller of certain funds
125 Broad Street, 11th Floor                                             associated with Citigroup
New York, NY 10004
Age 38

Robert I. Frenkel***                   Secretary           Since         Managing Director and             N/A                N/A
CAM                                    and Chief           2003          General Counsel of Global
300 First Stamford Place               Legal Officer                     Mutual Funds for CAM and
4th Floor                                                                its predecessor (since
Stamford, CT 06902                                                       1994); Secretary of CFM;
Age 48                                                                   Secretary and Chief Legal
                                                                         Officer of mutual funds
                                                                         associated with Citigroup Inc.

--------------
 * Each Director and officer serves until his or her successor has been duly elected and qualified.

 ** Mr. Gerken is an "interested person" of the Fund as defined in the Investment Company Act of 1940, as amended, because Mr. Gerken is an officer of SBFM and certain of its affiliates.

***  As of November 25, 2003.



           25 SMITH BARNEY SMALL CAP GROWTH FUND | 2003 Annual Report

                      (This page intentionally left blank.)

                      (This page intentionally left blank.)

                      (This page intentionally left blank.)

SMITH BARNEY
SMALL CAP GROWTH FUND

    DIRECTORS

    Paul R. Ades
    Herbert Barg
    Dwight B. Crane
    R. Jay Gerken, CFA
      Chairman
    Frank G. Hubbard
    Jerome H. Miller
    Ken Miller

    OFFICERS
    R. Jay Gerken, CFA
    President and
    Chief Executive Officer

    Andrew B. Shoup*
    Senior Vice President and
    Chief Administrative Officer


    Richard L. Peteka
    Chief Financial Officer
    and Treasurer

    Timothy Woods, CFA
    Vice President and
    Investment Officer

    Kaprel Ozsolak
    Controller

    Robert I. Frenkel*
    Secretary and
    Chief Legal Officer




    *As of November 25, 2003.




  INVESTMENT MANAGER
  Smith Barney Fund
    Management LLC

  DISTRIBUTORS
  Citigroup Global Markets Inc.
  PFS Distributors, Inc.


  CUSTODIAN
  State Street Bank and
    Trust Company

  TRANSFER AGENT
  Citicorp Trust Bank, fsb.
  125 Broad Street, 11th Floor
  New York, New York 10004

  SUB-TRANSFER AGENTS
  PFPC Inc.
  P.O. Box 9699
  Providence, Rhode Island
  02940-9699

  Primerica Shareholder Services
  P.O. Box 9662
  Providence, Rhode Island
  02940-9662

         SMITH BARNEY INVESTMENT FUNDS INC.

--------------------------------------------------------------------------------

         SMITH BARNEY SMALL CAP GROWTH FUND

         The Fund is a separate investment fund of the Smith Barney Investment Funds Inc., a Maryland corporation.


This report is submitted for the general information of the shareholders of Smith Barney Investment Funds Inc. -- Smith Barney Small Cap Growth Fund, but it also may be used as sales literature when preceded or accompanied by the current Prospectus, which gives details about charges, expenses, investment objectives and operating policies of the Fund. If used as sales material after December 31, 2003, this report must be accompanied by performance information for the most recently completed calendar quarter.

SMITH BARNEY SMALL CAP GROWTH FUND
Smith Barney Mutual Funds
125 Broad Street
10th Floor, MF-2
New York, New York 10004

For complete information on any of the above Smith Barney Mutual Funds, including management fees and expenses, call or write your financial professional for a free prospectus. Read it carefully before you invest or send money.

www.smithbarneymutualfunds.com

(C)2003 Citigroup Global Markets Inc.
Member NASD, SIPC

FD02086 11/03                                                            03-5656

ITEM 2.  CODE OF ETHICS.

         The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

         The Board of Directors of the registrant has determined that Dwight B. Crane, a member of the Board's Audit Committee, possesses the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as an "audit committee financial expert," and has designated Mr. Crane as the Audit Committee's financial expert. Mr. Crane is an "independent" Director pursuant to paragraph (a)(2) of
         Item 3 to Form N-CSR.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

         Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

         Not applicable.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         Not applicable.

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

         (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

         (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940
              Act) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant's internal control over financial reporting.

ITEM 10. EXHIBITS.

         (a)  Code of Ethics attached hereto.

         Exhibit 99.CODE ETH

         (b)  Attached hereto.

         Exhibit 99.CERT Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002

         Exhibit 99.906CERT Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

SMITH BARNEY INVESTMENT FUNDS INC.

By:      /s/ R. Jay Gerken R. Jay Gerken
         Chief Executive Officer of
         SMITH BARNEY INVESTMENT FUNDS INC.

Date:    December 12, 2003

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ R. Jay Gerken
         R. Jay Gerken
         Chief Executive Officer of
         SMITH BARNEY INVESTMENT FUNDS INC.

Date:    December 12, 2003

By:      /s/ Richard L. Peteka
         Richard L. Peteka
         Chief Financial Officer of
         SMITH BARNEY INVESTMENT FUNDS INC.

Date:    December 12, 2003